Commitments and Contingencies	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 6 — Commitments and Contingencies
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration rights agreement entered into on August 13, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $13,800,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $24,150,000 in the aggregate. The deferred fee will be forfeited by the underwriters in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreements
On July 24, 2020 and August 12, 2020, the Company entered into two respective forward purchase agreements which provide for the purchase by each of Dragoneer Funding LLC (“Dragoneer Funding”) and entities managed by or associated with Willett Advisors LLC of up to a combined aggregate of 17,500,000 units (the “forward purchase units”), with each unit consisting of one Class A ordinary share and one-fifth
of one warrant to purchase one Class A ordinary share for $10.00 per unit, or $175,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of a Business Combination.
The obligations under the forward purchase agreements will not depend on whether any public shareholders elect to redeem their shares and provide a minimum funding level for the initial Business Combination. The forward purchase shares and forward purchase warrants will be identical to the Class A ordinary shares and warrants, respectively, included in the Units sold in the Initial Public Offering, except that they will be subject to certain registration rights.
Business Combination Agreement
On February 2, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”), by and among the Company, Chariot Merger Sub and CCC. The Domestication, the Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”.

The Business Combination Agreement provides for, among other things, the following transactions on the closing date: (i) the Company will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed as determined by CCC in its sole discretion, (B) each outstanding Class A ordinary share of the Company and each outstanding Class B ordinary share of the Company will become one share of common stock of the Company (the “Dragoneer Common Stock”), and (C) each outstanding whole warrant of the Company will become one warrant to purchase one share of Dragoneer Common Stock; and (ii) following the Domestication, Chariot Merger Sub will merge with and into CCC, with CCC as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of the Company (the “Merger”).
Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors. Pursuant to the Subscription Agreements, each investor agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, on the Closing Date (as defined in the Business Combination Agreement) immediately following the Closing (as defined in the Business Combination Agreement), an aggregate of 15,000,000 shares of Dragoneer Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $150,000,000.

NOTE 7 — COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Shareholder Rights
Pursuant to a registration rights agreement entered into on August 13, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $13,800,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $24,150,000 in the aggregate. The deferred fee will be forfeited by the underwriters in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.

Forward Purchase Agreements
On July 24, 2020 and August 12, 2020, the Company entered into two respective forward purchase agreements which provide for the purchase by each of Dragoneer Funding LLC (“Dragoneer Funding”) and entities managed by or associated with certain affiliates of
Willett Advisors LLC of up to a combined aggregate
o
f 17,500,000 units (the “forward purchase units”), with each unit consisting of one Class A ordinary share and one-fifth
of one warrant to purchase one Class A ordinary share for $10.00 per unit, or $175,000,000 in the aggregate, in a private placement to close substantially concurrently with the closing of a Business Combination.
The obligations under the forward purchase agreements will not depend on whether any public shareholders elect to redeem their shares and provide a minimum funding level for the initial Business Combination. The forward purchase shares and forward purchase warrants will be identical to the Class A ordinary shares and warrants, respectively, included in the Units sold in the Initial Public Offering, except that they will be subject to certain registration rights.